14. Post-employment benefits (Details Narrative) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	The average duration of the actuarial liabilities of the PPSP-R and PPSP-NR plans, on May 31, 2020, was 13.14 years and 12.34 years, respectively (13.78 years and 11.05 years on December 31 2019, respectively).
Other comprehensive income		$ 169	$ 2,217	$ (18,838)	$ 2,136
Description of semiannual installments				The debt instrument will be paid in 40 semiannual installments for a period of up to 20 years and updated by interest and IPCA, with the payment scheduled to start in January 2021.
Reduction in the ump sum death benefit				$ (352)
Experience (gains) / losses				(111)
Current service cost				158		$ 307
Covers 2015 [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan						65
Covers 2018 [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan						337
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan		573	2,309	573	2,309
Additional contribution of participants in defined benefit plan						256
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution pension plans paid		$ 35	$ 56	85	$ 117
PPSPR [member]
Disclosure of defined benefit plans [line items]
Financial assumptions				1,713
Changes in fair value of plan assets	$ 7,018					10,688
PPSP-NR [member]
Disclosure of defined benefit plans [line items]
Financial assumptions				$ 1,420		906
Net actuarial liability registered by the Company						3,264
Changes in fair value of plan assets	$ 1,816					$ 1,193